Stockholders' Deficit and Capitalization (Detail Textuals) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 16, 2018	Jan. 19, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Line Items]
Common Stock, Shares Authorized			500,000,000		500,000,000	500,000,000
Common stock gross proceeds				$ 3,233,099
Bridge Loan					$ 900,000
Warrant liability, issuance costs					$ 137,192
Temporary Equity, Shares Authorized					20,000,000	20,000,000
Convertible preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001
Emerald financing issuance costs			$ 154,092		$ 154,092
Reduction to APIC from the issuance of common stock			$ 16,900		$ 16,900
Emerald Health Sciences Inc
Equity [Line Items]
Debt Instrument, Convertible, Conversion Price		$ 0.10
Securities purchase agreement | Emerald Health Sciences Inc
Equity [Line Items]
Common stock issued	15,000,000	15,000,000
Number of warrants issued	20,400,000	20,400,000
Warrant exercise price	$ 0.10	$ 0.10
Common stock gross proceeds		$ 1,500,000
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald shall be issued additional shares in order to protect against anti-dilution.
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Accredited Investor
Equity [Line Items]
Common stock issued	2,500,000
Number of warrants issued	3,400,000
Warrant exercise price	$ 0.10
Common stock gross proceeds	$ 1,750,000
Term of warrants	5 years
Securities purchase agreement | Emerald Health Sciences Inc | Bridge Loan
Equity [Line Items]
Bridge Loan		$ 900,000
Debt Instrument, Convertible, Conversion Price		$ 0.10
Subsequent financing purchase price, description		The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.